Provisions - Summary of Provisions Reconciliation (Details) £ in Millions	12 Months Ended
Dec. 31, 2022 GBP (£)
Disclosure of other provisions [line items]
Beginning balance	£ 366
Additional provisions	518
Provisions released	(58)
Utilisation and other	(464)
Recharge	18
Ending balance	380
Customer remediation
Disclosure of other provisions [line items]
Beginning balance	44
Additional provisions	77
Provisions released	(18)
Utilisation and other	(13)
Recharge	0
Ending balance	90
Litigation and other regulatory
Disclosure of other provisions [line items]
Beginning balance	166
Additional provisions	137
Provisions released	(18)
Utilisation and other	(149)
Recharge	0
Ending balance	136
Bank Levy
Disclosure of other provisions [line items]
Beginning balance	1
Additional provisions	49
Provisions released	(4)
Utilisation and other	(60)
Recharge	18
Ending balance	4
Property
Disclosure of other provisions [line items]
Beginning balance	74
Additional provisions	0
Provisions released	(7)
Utilisation and other	(20)
Recharge	0
Ending balance	47
ECL on undrawn facilities and guarantees
Disclosure of other provisions [line items]
Beginning balance	38
Additional provisions	36
Provisions released	0
Utilisation and other	0
Recharge	0
Ending balance	74
Restructuring
Disclosure of other provisions [line items]
Beginning balance	29
Additional provisions	23
Provisions released	0
Utilisation and other	(30)
Recharge	0
Ending balance	22
Other
Disclosure of other provisions [line items]
Beginning balance	14
Additional provisions	196
Provisions released	(11)
Utilisation and other	(192)
Recharge	0
Ending balance	£ 7